Other Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Employees and payroll accruals	$ 13,199	$ 13,650
Provision for warranty costs	4,801	6,655
Government authorities	5,507	5,156
Accrued expenses	9,676	20,291
Other accounts payable	2,907	3,756
Other accounts payable and accrued expenses	$ 36,090	$ 49,508